Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2020 GBP (£) component segment	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 509,041	£ 627,122	£ 589,758
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	279,044	275,093	275,835
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	182,709	173,010	172,982
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	96,335	102,083	102,853
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	140,203	241,210	204,137
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	115,415	148,018	155,123
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	16,836	83,138	38,276
Other
Revenue from contracts with customers
Revenue from contracts with customers	7,952	10,054	10,738
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 89,794	£ 110,819	£ 109,786